Average Annual Total Returns - Winton Managed Futures Trend Fund	12 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.28%	2.48%	1.77%	1.36%
Bloomberg Global Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%	0.20%
Winton Managed Futures Trend Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	(2.40%)	2.31%	1.73%	3.00%
Winton Managed Futures Trend Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	2.77%	2.77%	1.58%	2.66%
Winton Managed Futures Trend Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	3.82%	3.79%	2.60%	3.73%
Winton Managed Futures Trend Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.09%)	(0.46%)	(0.55%)	0.89%
Winton Managed Futures Trend Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.30%	1.07%	0.60%	1.62%